RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTIES
Schedule of current accounts receivable between related parties

					12.31.2024		12.31.2023
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	5,739,330	—	7,371,731	—
77.526.480-2	Comercializadora Nova Verde S.A.	Common shareholder	Chile	CLP	711,003	—	5,071,655	—
Foreign	Sorocaba Refrescos	Shareholder related	Brazil	BRL	—	—	1,223,699	—
76.140.057-6	Monster Energy Company - CHILE	Associate	Chile	CLP	2,429,980	—	837,713	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	497,269	—	713,006	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	228,333	—	403,061	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	—	292,931	349,914	108,021
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	38,423	—	149,820	—
Foreign	Embotelladoras Bolivianas Unidas S.A.	Shareholder related	Bolivia	USD	—	—	40,719	—
Foreign	The Coca-Cola Export Corporation	Shareholder related	Panama	USD	254,032	—	—	—
77.427.659-9	Re-Ciclar S.A.	Shareholder related	Chile	CLP	3,173	—	—	—
Total					9,901,543	292,931	16,161,318	108,021

Schedule of current accounts payable between related parties

					12.31.2024		12.31.2023
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	BRL	32,292,993	380,465	40,159,177	6,007,041
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	27,864,498	—	25,770,189	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	1,872,078	—	9,431,483	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	16,594,188	—	6,883,553	—
Foreign	Coca-Cola Company	Shareholder	Paraguay	PYG	3,927,254	—	4,877,061	—
Foreign	Monster Energy Company – USA	Shareholder related	Argentina	PYG	4,010,463	—	2,389,283	—
77.526.480-2	Comercializadora Nova Verde S.A.	Common shareholder	Chile	CLP	3,233,955	—	2,831,752	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	1,103,496	—	1,985,330	—
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	CLP	340,111	—	602,113	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	621,771	—	416,073	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	152,284	—	307,967	—
Foreign	The Coca-Cola Export Corporation	Shareholder related	Panamá	USD	1,970,735	—	288,001	—
Foreign	Monster Energy Company – EEUU	Shareholder related	Argentina	PYG	42,763	—	61,155	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	75,296	—	38,797	—
89.996.200-1	Envases del Pacifico S.A.	Shareholder related	Chile	CLP	274,535	—	3,690	—
Total					94,376,420	380,465	96,045,624	6,007,041

Schedule of transactions between related parties

						For the year ended	For the year ended
Taxpayer ID	Company	Relationship	Country	Transaction description	Currency	12.31.2024	12.31.2023
						ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of concentrate	CLP	208,072,332	207,040,438
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of advertising services and others	CLP	11,428,852	9,057,004
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Lease of water source	CLP	6,579,358	6,424,479
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Sale of raw materials and others	CLP	2,814,472	1,025,290
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Minimum dividend	CLP	37,981	35,855
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	23,106,391	21,103,185
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	CLP	26,436,164	32,085,055
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and others	CLP	2,094,416	496,196
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of packaging	CLP	15,562,395	10,830,682
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of containers/raw materials	CLP	12,614,819	10,981,598
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of finished products	CLP	79,975,653	74,933,722
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of services and others	CLP	2,417,367	360,722
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of raw materials and inputs	CLP	38,697	261,983
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum dividend	CLP	211,014	416,073
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	6,055,551	6,912,134
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Purchase of raw materials and inputs	CLP	138,792	3,690
94.627.000-8	Parque Arauco S.A	Director related	Chile	Space lease	CLP	152,248	143,308
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Purchase of concentrate	BRL	168,538,618	125,212,630
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Sale of water source	BRL	-	9,750,769
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Lease of water source	BRL	6,419,348	624,871
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Purchase of concentrate	ARS	126,331,582	109,232,990
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising rights awards and others	ARS	-	124,203
Foreign	KAIK Participações	Associate	Brazil	Reimbursement and other purchases	BRL	15,387	114,147
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	BRL	1,371,553	130,042
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	BRL	4,555,837	2,799,927
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Sale of services and others	CLP	1,396,272	555,666
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Purchase of services and others	CLP	4,682,682	4,296,982
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Payment of fees and services	ARS	14,838	565,355
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Purchase of products	ARS	364,747	674,311
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Marketing services	ARS	242	49,114
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	BRL	69,330	190,060
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of raw materials	CLP	10,796	61,184
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of finished products	CLP	13,838,963	12,827,332
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of services and others	CLP	481,768	1,689,356
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of finished products	CLP	24,649,488	21,192,591
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Advertising services and others	CLP	3,680,425	924,924
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Cold equipment maintenance	CLP	521,943	594,640
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of raw materials	CLP	1,127,367	401,498
97.036.000-K	Banco Santander Chile.	Director/Manager/Executive	Chile	Purchase of services	CLP	2,415	4,396,965
Foreign	Monster Energy Brasil Comercio de Bebidas Ltda.	Equity investee	Brazil	Purchase of products	BRL	2,608,964	3,466,645
33-0520613	Monster Energy Company - USA	Equity investee	U.S.A.	Purchase of advertising material	CLP	231,135	175,705
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Sale of advertising services and others	CLP	4,125,235	3,561,747
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Purchase of advertising services and others	CLP	1,153,315	439,520
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Purchase of finished products	CLP	33,106,173	35,904,599
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Sale of finished products	CLP	10,127,338	—
Foreign	The Coca-Cola Export Corporation Panama	Shareholder related	Chile	Purchase of products and others	CLP	2,469,565	230,619
Foreign	The Coca-Cola Export Corporation Panama	Shareholder related	Chile	Sale of finished	CLP	1,837,332	—
Foreign	The Coca-Cola Export Corporation Atlanta	Shareholder related	Chile	Purchase of products and others	CLP	—	361,873

Schedule of Key management compensation

Description	12.31.2024	12.31.2023
	ThCh$	ThCh$
Executive wages, salaries and benefits	12,294,012	10,036,315
Director allowances	1,838,400	1,690,400
Accrued benefits and payments during the fiscal year	397,122	355,680
Total	14,529,534	12,082,395